Other assets and liabilities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 129,050	R$ 111,284
Other financial assets at amortised cost	127,699	109,909
Other financial assets at fair value through profit or loss	1,351	1,375
Other non-financial assets	20,027	17,474
Other financial assets, Current	127,104	109,569
Other financial assets, Non-current	21,973	19,189
Receivables From Credit Card Issuers [Member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	80,957	65,852
Deposits In Guarantee For Contingent Liabilities Provisions And Legal Obligations [Member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	13,277	13,001
Trading And Intermediation Of Securities [Member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	18,655	17,969
Income Receivable [Member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	3,784	3,610
Credit Of Operations Without Credit Granting Characteristics Net Amount [Member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	10,016	7,900
Net Amount Receivable From Reimbursement Of Provisions [Member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	943	899
Deposits In Guarantee Of Fund Raising Abroad [Member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	67	648
Other assets [member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost		30
Other financial assets at fair value through profit or loss	1,351	1,375
Other non-financial assets	3,219	2,244
Sundry Foreign [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	771	965
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	7,714	6,338
Sundry Domestic [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	4,629	3,653
Plan Assets Postemployment Benefits [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	343	411
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	R$ 3,351	R$ 3,863